Property, Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,989,777	¥ 1,691,229
Ending of period	1,968,209	1,989,777
Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,171,629	980,578
Ending of period	1,117,720	1,171,629
Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	395,865	364,763
Ending of period	385,195	395,865
Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	49,761	43,660
Ending of period	51,587	49,761
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	105,572	97,983
Ending of period	104,119	105,572
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	266,950	204,245
Ending of period	309,589	266,950
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,210,478	2,698,984
Additions and other increases	225,155	324,423
Transfers	0	0
Disposals and other decreases	(79,245)	(70,440)
Reclassification to assets held for sale (Note 19)	(38,803)	(16,558)
Foreign currency translation differences	(44,345)	274,069
Ending of period	3,273,239	3,210,478
Acquisition cost | Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,679,054	1,400,108
Additions and other increases	37,969	158,460
Transfers	36,236	26,434
Disposals and other decreases	(36,322)	(45,337)
Reclassification to assets held for sale (Note 19)	(22,552)	(9,188)
Foreign currency translation differences	(22,509)	148,576
Ending of period	1,671,876	1,679,054
Acquisition cost | Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	981,944	851,382
Additions and other increases	22,271	27,662
Transfers	48,722	39,784
Disposals and other decreases	(29,931)	(11,583)
Reclassification to assets held for sale (Note 19)	(15,493)	(6,236)
Foreign currency translation differences	(12,205)	80,936
Ending of period	995,309	981,944
Acquisition cost | Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	164,945	141,867
Additions and other increases	10,480	11,508
Transfers	13,185	10,803
Disposals and other decreases	(5,668)	(10,694)
Reclassification to assets held for sale (Note 19)	(346)	(483)
Foreign currency translation differences	(2,539)	11,946
Ending of period	180,056	164,945
Acquisition cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	105,845	98,227
Additions and other increases	0	5
Transfers	68	0
Disposals and other decreases	0	(9)
Reclassification to assets held for sale (Note 19)	(399)	(597)
Foreign currency translation differences	(1,172)	8,220
Ending of period	104,342	105,845
Acquisition cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	278,689	207,400
Additions and other increases	154,435	126,788
Transfers	(98,211)	(77,021)
Disposals and other decreases	(7,325)	(2,817)
Reclassification to assets held for sale (Note 19)	(12)	(53)
Foreign currency translation differences	(5,920)	24,391
Ending of period	321,656	278,689
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,220,701)	(1,007,755)
Disposals and other decreases	52,298	42,192
Reclassification to assets held for sale (Note 19)	25,968	13,733
Foreign currency translation differences	15,575	(83,078)
Depreciation expenses	(173,392)	(170,339)
Impairment losses	(4,778)	(15,454)
Ending of period	(1,305,030)	(1,220,701)
Accumulated depreciation and accumulated impairment losses | Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(507,425)	(419,530)
Disposals and other decreases	19,132	22,173
Reclassification to assets held for sale (Note 19)	14,087	7,961
Foreign currency translation differences	6,892	(36,879)
Depreciation expenses	(86,344)	(80,067)
Impairment losses	(498)	(1,082)
Ending of period	(554,156)	(507,425)
Accumulated depreciation and accumulated impairment losses | Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(586,080)	(486,618)
Disposals and other decreases	24,985	8,682
Reclassification to assets held for sale (Note 19)	11,642	5,353
Foreign currency translation differences	6,541	(37,869)
Depreciation expenses	(66,372)	(71,588)
Impairment losses	(830)	(4,039)
Ending of period	(610,114)	(586,080)
Accumulated depreciation and accumulated impairment losses | Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(115,184)	(98,207)
Disposals and other decreases	5,341	10,127
Reclassification to assets held for sale (Note 19)	192	419
Foreign currency translation differences	1,974	(8,058)
Depreciation expenses	(20,676)	(18,684)
Impairment losses	(116)	(781)
Ending of period	(128,469)	(115,184)
Accumulated depreciation and accumulated impairment losses | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(273)	(243)
Disposals and other decreases	0	0
Reclassification to assets held for sale (Note 19)	47	0
Foreign currency translation differences	3	(30)
Depreciation expenses	0	0
Impairment losses	0	0
Ending of period	(223)	(273)
Accumulated depreciation and accumulated impairment losses | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(11,739)	(3,156)
Disposals and other decreases	2,840	1,210
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	166	(242)
Depreciation expenses	0	0
Impairment losses	(3,333)	(9,552)
Ending of period	¥ (12,068)	¥ (11,739)